ETF SERIES SOLUTIONS
615 East Michigan Street | Milwaukee, Wisconsin 53202

June 27, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:
ETF Series Solutions (the “Trust”)
File Nos.: 333-179562 and 811-22668
Aptus Enhanced Yield ETF (S000077779)
Aptus Large Cap Enhanced Yield ETF (S000080587)
Aptus International Enhanced Yield ETF (S000071790)
(the “Funds”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its series, Aptus Enhanced Yield ETF, Aptus Large Cap Enhanced Yield ETF, and Aptus International Enhanced Yield ETF hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated June 24, 2025, and filed electronically as Post-Effective Amendment No. 1021 to the Trust’s Registration Statement on Form N-1A on June 24, 2025.

If you have any questions or require further information, do not hesitate to contact me at amber.kopp@usbank.com.

Sincerely,

/s/ Amber C. Kopp
Amber C. Kopp
U.S. Bank Global Fund Services,
as administrator for the Fund